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APPENDIX I                       UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549


                                  FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM

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         1.   Name and address of issuer:

                  Alps Mutual Fund Service Incorporated
                  c/o American Stock Exchange
                  86 Trinity Place
                  New York, NY 10006
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         2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

                  Standard & Poor's MIDCAP 400 Depository Receipts MIDCAP SPDR Trust, Series 1

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         3.   Investment Company Act File Number:

                  811-8972

             Securities Act File Number:

                  33-89088
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         4(a). Last day of fiscal year for which this Form is filed:

                  9/30/98
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         4(b). [x] Check box if this Form is being filed late (i.e., more than
               90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


         Note: If the Form is being filed late, interest must be paid on the registration fee due.

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         4 (c). [ ] Check box if this is the last time the issuer will be filing this Form.



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         5. Calculation of registration fee:

                  (i)      Aggregate sale price of
                           securities sold during the
                           fiscal year pursuant
                           to section 24(f):                   $ 337,110,154.16
                                                               ----------------

                  (ii)     Aggregate price of securities
                           redeemed or repurchased during
                           the fiscal year:                    $  94,248,350.00
                                                               ----------------

                  (iii)    Aggregate price of securities
                           redeemed or repurchased during
                           any prior fiscal year ending no
                           earlier than October 11, 1995
                           that were not previously
                           used to reduce registration
                           fees payable to the
                           Commission:                         $
                                                                ---------------
                  (iv)     Total available redemption credits
                           [add items 5(ii) and 5(iii)]:        -$94,348,350.00
                                                                ---------------

                  (v)      Net sales -- if Item 5(i) is
                           greater than Item 5(iv)
                           (subtract Item 5(iv)
                           from Item 5(i)):                    $ 242,761,801.16
                                                               ----------------

                  (vi)     Redemption credits available
                           for use in future years
                           $(__________) __ if Item 5 (I)
                           is less than Item 5(iv) (subtract
                           Item 5 (iv) from Item 5(I)):       $(          )
                                                                ----------
                  (vii)    Multiplier for determining
                           registration fee (See
                           Instruction C.9):                          x .000278
                                                                      ---------

                  (viii)   Registration fee due (multiply
                           Item 5(v) by Item 5(vii))
                           (enter "0" if no fee                    =$ 67,487.78
                           is due):                                ------------

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         6.    Prepaid Shares

               If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_____.
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         7.    Interest due == if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                      +$ 221.88
                                                                      ---------

         8. Total of the amount of the registration fee due plus any interest due (line 5(viii) plus line 7):

                                                                    =$ 67,709.66
                                                                    ------------
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         9.    Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                    1/25/99

                     Method of Delivery:    Wire Transfer
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                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title) *
                           ----------------------------------------------------
                           Jarvis J. Joseph, Assistant Treasurer

Date   1/28/99

                  * Please print the name and title of the signing officer below the signature.